Segment Information - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of operating segments [line items]
Deferred payment obligation	$ 182
Other [member]
Disclosure of operating segments [line items]
Deferred payment obligation	182
1.0 Billion Notes [member] | Other [member]
Disclosure of operating segments [line items]
Notional amount of debt	1,000
$1.5 Billion Notes [member] | Other [member]
Disclosure of operating segments [line items]
Notional amount of debt	$ 1,500
Alumbrera [member] | Other associate [member] | Operating segments [member]
Disclosure of operating segments [line items]
Ownership interest	37.50%